SUPPLEMENT DATED NOVEMBER 5, 2014 TO THE PROSPECTUS

OF MARKET VECTORS ETF TRUST

Dated September 1, 2014

This Supplement updates certain information contained in the above-dated Prospectus for Market Vectors ETF Trust (the “Trust”) regarding Market Vectors Investment Grade Floating Rate ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.marketvectorsetfs.com.

Effective November 5, 2014, Van Eck Associates Corporation, the investment adviser to the Fund, has agreed to lower the Fund’s expense cap to prevent Fund operating expenses (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.14% of the Fund’s average daily net assets per year until at least September 1, 2015.

The “Annual Fund Operating Expenses” table and accompanying footnote as well as the “Expense Example” table that appear in the section titled “Fund Fees and Expenses” on page 30 of the Prospectus are deleted and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Other Expenses	0.19%
Total Annual Fund Operating Expenses(a)	0.54%
Fee Waivers and Expense Reimbursement(a)	(0.40)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(a)	0.14%

(a)	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.14% of the Fund’s average daily net assets per year until at least September 1, 2015. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

YEAR	EXPENSES
1	$ 14
3	$133
5	$262
10	$639

In addition, the third paragraph under the section titled “Management of the Funds” on page 74 is hereby deleted and replaced with the following:

For the services provided to each Fund under the Investment Management Agreement, each Fund pays the Adviser monthly fees based on a percentage of each Fund’s average daily net assets at the annual rate of 0.35% (with respect to Market Vectors Emerging Markets Aggregate Bond ETF, Market Vectors Emerging Markets Local Currency Bond ETF, Market Vectors Investment Grade Floating Rate ETF and Market Vectors Renminbi Bond ETF), 0.40% (with respect to Market Vectors BDC Income ETF, Market Vectors Emerging Markets High Yield Bond ETF, Market Vectors Fallen Angel High Yield Bond ETF, Market Vectors International High Yield Bond ETF, Market Vectors Mortgage REIT Income ETF and Market Vectors Preferred Securities ex Financials ETF) and 0.45% (with respect to Market Vectors Treasury-Hedged High Yield Bond ETF). From time to time, the Adviser may waive all or a portion of its fee. Until at least September 1, 2015, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.14% (with respect to Market Vectors Investment Grade Floating Rate ETF), 0.39% (with respect to Market Vectors Renminbi Bond ETF), 0.40% (with respect to Market Vectors BDC Income ETF, Market Vectors Emerging Markets High Yield Bond ETF, Market Vectors Fallen Angel High Yield Bond ETF, Market Vectors International High Yield Bond ETF, Market Vectors Mortgage REIT Income ETF and Market Vectors Preferred Securities ex Financials ETF), 0.47% (with respect to Market Vectors Emerging Markets Local Currency Bond ETF), 0.49% (with respect to Market Vectors Emerging Markets Aggregate Bond ETF) and 0.50% (with respect to Market Vectors Treasury-Hedged High Yield Bond ETF) of its average daily net assets per year. Offering costs excluded from the expense caps are: (a) legal fees pertaining to a Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid for Shares of a Fund to be listed on an exchange.

Please retain this supplement for future reference.

2

SUPPLEMENT DATED NOVEMBER 5, 2014 TO THE

STATEMENT OF ADDITIONAL INFORMATION OF

MARKET VECTORS ETF TRUST

Dated September 1, 2014

This Supplement updates certain information contained in the above-dated Statement of Additional Information for Market Vectors ETF Trust (the “Trust”) regarding Market Vectors Investment Grade Floating Rate ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Statement of Additional Information free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.marketvectorsetfs.com.

Effective November 5, 2014, Van Eck Associates Corporation, the investment adviser to the Fund, has agreed to lower the Fund’s expense cap to prevent Fund operating expenses (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.14% of the Fund’s average daily net assets per year until at least September 1, 2015.

The section captioned “Management” and sub-captioned “Investment Adviser—Compensation” beginning on page 27 of the Statement of Additional Information is revised by replacing the first paragraph of the sub-section with the following:

Compensation. As compensation for its services under the Trust Investment Management Agreement, the Adviser is paid a monthly fee based on a percentage of each applicable Fund’s average daily net assets at the annual rate of 0.35% (with respect to Market Vectors Emerging Markets Local Currency Bond ETF, Market Vectors Investment Grade Floating Rate ETF, Market Vectors Emerging Markets Aggregate Bond ETF and Market Vectors Renminbi Bond ETF), 0.40% (with respect to Market Vectors BDC Income ETF, Market Vectors CEF Municipal Income ETF, Market Vectors Emerging Markets High Yield Bond ETF, Market Vectors Fallen Angel High Yield Bond ETF, Market Vectors International High Yield Bond ETF, Market Vectors Mortgage REIT Income ETF and Market Vectors Preferred Securities ex Financials ETF) and 0.45% (with respect to Market Vectors Treasury-Hedged High Yield Bond ETF). From time to time, the Adviser may waive all or a portion of its fees. Until at least September 1, 2015, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding the Municipal Funds) (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.14% (with respect to Market Vectors Investment Grade Floating Rate ETF), 0.39% (with respect to Market Vectors Renminbi Bond ETF), 0.40% (with respect to Market Vectors BDC Income ETF, Market Vectors CEF Municipal Income ETF, Market Vectors Emerging Markets High Yield Bond ETF, Market Vectors Fallen Angel High Yield Bond ETF, Market Vectors International High Yield Bond ETF, Market Vectors Mortgage REIT Income ETF and Market Vectors Preferred Securities ex Financials ETF), 0.47% (with respect to Market Vectors Emerging Markets Local Currency Bond ETF), 0.49% (with respect to Market Vectors Emerging Markets Aggregate Bond ETF) and 0.50% (with respect to Market Vectors Treasury-Hedged High Yield Bond ETF) of its average daily net assets per year. Offering costs excluded from the expense caps are: (a) legal fees pertaining to a Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid for Shares of a Fund to be listed on an exchange.

Please retain this supplement for future reference.

2